Regulatory Capital (Tables)	6 Months Ended
Jun. 30, 2013
Regulatory Capital [Abstract]
Summarized Regulatory Capital Ratio

	At June 30, 2013
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$124,472	15.48%	$64,310	8.00%	$80,387	10.00%
AmeriServ Financial Bank	101,767	12.78	63,680	8.00	79,600	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	114,401	14.23	32,155	4.00	48,232	6.00
AmeriServ Financial Bank	91,794	11.53	31,840	4.00	47,760	6.00
Tier 1 Capital (To Average Assets) Consolidated	114,401	11.52	39,717	4.00	49,646	5.00
AmeriServ Financial Bank	91,794	9.49	38,705	4.00	48,381	5.00

	At December 31, 2012
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk Weighted Assets) Consolidated	$122,583	15.92%	$61,588	8.00%	$76,985	10.00%
AmeriServ Financial Bank	101,786	13.34	61,060	8.00	76,325	10.00
Tier 1 Capital (To Risk Weighted Assets) Consolidated	112,916	14.67	30,794	4.00	46,191	6.00
AmeriServ Financial Bank	92,200	12.08	30,530	4.00	45,795	6.00
Tier 1 Capital (To Average Assets) Consolidated	112,916	11.44	39,474	4.00	49,343	5.00
AmeriServ Financial Bank	92,200	9.55	38,616	4.00	48,269	5.00